Investment securities (Tables)	12 Months Ended
Dec. 31, 2012
Available For Sale Securities Text Block
	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$7,018	$20	$-	$7,038	1.67%
After 1 to 5 years	27,236	2,964	-	30,200	3.83
Total U.S. Treasury securities	34,254	2,984	-	37,238	3.39
Obligations of U.S. Government sponsored entities
Within 1 year	460,319	7,614	-	467,933	3.82
After 1 to 5 years	167,177	2,057	-	169,234	1.59
After 5 to 10 years	456,480	3,263	592	459,151	1.74
Total obligations of U.S. Government sponsored entities	1,083,976	12,934	592	1,096,318	2.60
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	5,220	26	-	5,246	3.08
After 1 to 5 years	6,254	130	39	6,345	4.65
After 5 to 10 years	5,513	-	36	5,477	3.79
After 10 years	37,265	648	-	37,913	5.38
Total obligations of Puerto Rico, States and political subdivisions	54,252	804	75	54,981	4.91
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	4,927	35	-	4,962	1.48
After 5 to 10 years	39,897	1,794	-	41,691	2.94
After 10 years	2,270,184	50,740	512	2,320,412	2.21
Total collateralized mortgage obligations - federal agencies	2,315,008	52,569	512	2,367,065	2.22
Collateralized mortgage obligations - private label
After 10 years	2,414	59	-	2,473	4.59
Total collateralized mortgage obligations - private label	2,414	59	-	2,473	4.59
Mortgage-backed securities
Within 1 year	288	13	-	301	3.47
After 1 to 5 years	3,838	191	-	4,029	4.12
After 5 to 10 years	81,645	6,207	-	87,852	4.71
After 10 years	1,297,585	93,509	129	1,390,965	4.18
Total mortgage-backed securities	1,383,356	99,920	129	1,483,147	4.21
Equity securities (without contractual maturity)	6,507	909	10	7,406	3.46
Other
After 1 to 5 years	9,992	-	207	9,785	1.67
After 5 to 10 years	18,032	3,675	-	21,707	11.00
After 10 years	3,945	136	-	4,081	3.62
Total other	31,969	3,811	207	35,573	7.17
Total investment securities available-for-sale	$4,911,736	$173,990	$1,525	$5,084,201	2.94%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$34,980	$3,688	$-	$38,668	3.35%
Total U.S. Treasury securities	34,980	3,688	-	38,668	3.35
Obligations of U.S. Government sponsored entities
Within 1 year	94,492	2,382	-	96,874	3.45
After 1 to 5 years	655,625	25,860	-	681,485	3.38
After 5 to 10 years	171,633	2,969	-	174,602	2.94
After 10 years	32,086	499	-	32,585	3.20
Total obligations of U.S. Government sponsored entities	953,836	31,710	-	985,546	3.30
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	765	9	-	774	4.97
After 1 to 5 years	14,824	283	31	15,076	4.07
After 5 to 10 years	4,595	54	-	4,649	5.33
After 10 years	37,320	909	-	38,229	5.38
Total obligations of Puerto Rico, States and political
subdivisions	57,504	1,255	31	58,728	5.03
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	2,424	49	-	2,473	3.28
After 5 to 10 years	55,096	1,446	-	56,542	2.64
After 10 years	1,589,373	49,462	208	1,638,627	2.84
Total collateralized mortgage obligations - federal agencies	1,646,893	50,957	208	1,697,642	2.83
Collateralized mortgage obligations - private label
After 5 to 10 years	5,653	1	181	5,473	0.81
After 10 years	59,460	-	7,141	52,319	2.44
Total collateralized mortgage obligations - private label	65,113	1	7,322	57,792	2.30
Mortgage-backed securities
Within 1 year	57	1	-	58	3.91
After 1 to 5 years	7,564	328	-	7,892	3.86
After 5 to 10 years	111,639	8,020	1	119,658	4.66
After 10 years	1,870,736	141,274	49	2,011,961	4.25
Total mortgage-backed securities	1,989,996	149,623	50	2,139,569	4.27
Equity securities (without contractual maturity)	6,594	426	104	6,916	2.96
Other
After 5 to 10 years	17,850	700	-	18,550	10.99
After 10 years	6,311	101	-	6,412	3.61
Total other	24,161	801	-	24,962	9.06
Total investment securities available-for-sale	$4,779,077	$238,461	$7,715	$5,009,823	3.58%

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$472,845	$480,518
After 1 to 5 years	219,424	224,555
After 5 to 10 years	601,567	615,878
After 10 years	3,611,393	3,755,844
Total	4,905,229	5,076,795
Equity securities	6,507	7,406
Total investment securities available-for-sale	$4,911,736	$5,084,201

Schedule Of Realized Gains Losses [Table Text Block]
	For the year ended December 31,
(In thousands)	2012	2011	2010
Gross realized gains	$65	$8,514	$3,768
Gross realized losses	(1,684)	(130)	(6)
Net realized (losses) gains on sale of investment securities available-for-sale	$(1,619)	$8,384	$3,762

Investments In Debt And Marketable Equity Securities And Certain Trading Assets Disclosure Text Block
	2012		2011

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,594,933	$1,634,927	$1,049,315	$1,089,069
FHLB	520,127	528,287	553,940	578,617
Freddie Mac	1,198,969	1,221,863	984,270	1,010,669

Held To Maturity Securities Text Block
	At December 31, 2012
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,420	$8	$-	$2,428	5.74%
After 1 to 5 years	21,335	520	19	21,836	3.63
After 5 to 10 years	18,780	866	5	19,641	6.03
After 10 years	73,642	449	438	73,653	5.35
Total obligations of Puerto Rico, States and political subdivisions	116,177	1,843	462	117,558	5.15
Collateralized mortgage obligations - federal agencies
After 10 years	140	4	-	144	5.45
Total collateralized mortgage obligations - federal agencies	140	4	-	144	5.45
Other
Within 1 year	250	-	-	250	0.86
After 1 to 5 years	26,250	31	-	26,281	3.40
Total other	26,500	31	-	26,531	3.38
Total investment securities held-to-maturity	$142,817	$1,878	$462	$144,233	4.82%

	At December 31, 2011
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$7,275	$6	$-	$7,281	2.24%
After 1 to 5 years	11,174	430	-	11,604	5.80
After 5 to 10 years	18,512	266	90	18,688	5.99
After 10 years	62,012	40	855	61,197	4.11
Total obligations of Puerto Rico, States and political subdivisions	98,973	742	945	98,770	4.51
Collateralized mortgage obligations - private label
After 10 years	160	-	9	151	5.45
Total collateralized mortgage obligations - private label	160	-	9	151	5.45
Other
After 1 to 5 years	26,250	83	-	26,333	3.41
Total other	26,250	83	-	26,333	3.41
Total investment securities held-to-maturity	$125,383	$825	$954	$125,254	4.28%

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$2,670	$2,678
After 1 to 5 years	47,585	48,117
After 5 to 10 years	18,780	19,641
After 10 years	73,782	73,797
Total investment securities held-to-maturity	$142,817	$144,233

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$139,278	$592	$-	$-	$139,278	$592
Obligations of Puerto Rico, States and political
subdivisions	6,229	44	2,031	31	8,260	75
Collateralized mortgage obligations - federal agencies	170,136	512	-	-	170,136	512
Mortgage-backed securities	7,411	90	983	39	8,394	129
Equity securities	-	-	51	10	51	10
Other	9,785	207	-	-	9,785	207
Total investment securities available-for-sale in an
unrealized loss position	$332,839	$1,445	$3,065	$80	$335,904	$1,525

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political
subdivisions	$7,817	$28	$191	$3	$8,008	$31
Collateralized mortgage obligations - federal agencies	90,543	208	-	-	90,543	208
Collateralized mortgage obligations - private label	13,595	539	44,148	6,783	57,743	7,322
Mortgage-backed securities	5,577	14	1,466	36	7,043	50
Equity securities	5,199	95	2	9	5,201	104
Total investment securities available-for-sale in an
unrealized loss position	$122,731	$884	$45,807	$6,831	$168,538	$7,715

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2012
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$2,365	$35	$19,118	$427	$21,483	$462
Total investment securities held-to-maturity in an unrealized
loss position	$2,365	$35	$19,118	$427	$21,483	$462

	At December 31, 2011
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$10,323	$92	$31,062	$853	$41,385	$945
Collateralized mortgage obligations - private label	-	-	151	9	151	9
Total investment securities held-to-maturity in an unrealized
loss position	$10,323	$92	$31,213	$862	$41,536	$954